Employee Benefits Expense - Summary of Average Size of Group's Workforce (Details) - Employed	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits Expense [Line Items]
Total Workforce	4,461	4,044	3,825
Executives
Employee Benefits Expense [Line Items]
Total Workforce	51	42	37
Managers
Employee Benefits Expense [Line Items]
Total Workforce	126	113	124
Employees
Employee Benefits Expense [Line Items]
Total Workforce	4,284	3,889	3,664